Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of June 30,
	2024	2023
Loans to third parties(1)	$3,087,665	$—
Other receivables	263,445	95,840
Subtotal	3,351,110	—
Less: allowance for doubtful accounts	(28,063)	(37,366)
Prepaid expenses and other current assets	$3,323,047	$58,474

(1)	The loans were made to business partners for short-term working capital purpose. The loans mature within 1 year and carry interest of 8% is paid semiannually.

Individual loan exceeding 5% of current assets are as following:

	June 30, 2024
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable As of June 30, 2024	Contract Term
Borrowers A	$1,500,000	8%	$35,836	2024.03.13-2025.03.13
Borrowers B	$1,020,000	8%	$30,404	2024.02.15-2025.02.15

The movement of allowance of doubtful accounts is as follows:

	Years Ended June 30,
	2024	2023
Balance at beginning of the year	$37,366	2,980
Current year addition (subfication)	(9,303)	34,386
Balance at end of the year	$28,063	$37,366